Annual Total Returns (dei_DocumentInformationDocumentAxis, Non-Service Shares)	0 Months Ended
Apr. 30, 2013
(Oppenheimer OVAF Capital Appreciation Fund/VA) | Non-Service Shares
Bar Chart Table:
Annual Return 2003	30.94%
Annual Return 2004	6.93%
Annual Return 2005	5.10%
Annual Return 2006	7.95%
Annual Return 2007	14.15%
Annual Return 2008	(45.52%)
Annual Return 2009	44.52%
Annual Return 2010	9.42%
Annual Return 2011	(1.15%)
Annual Return 2012	14.12%
(Oppenheimer OVAF Capital Income Fund/VA) | Non-Service Shares
Bar Chart Table:
Annual Return 2003	24.96%
Annual Return 2004	10.10%
Annual Return 2005	3.89%
Annual Return 2006	11.15%
Annual Return 2007	3.79%
Annual Return 2008	(43.47%)
Annual Return 2009	21.89%
Annual Return 2010	12.91%
Annual Return 2011	0.72%
Annual Return 2012	12.34%
(Oppenheimer OVAF Core Bond Fund/VA) | Non-Service Shares
Bar Chart Table:
Annual Return 2003	6.78%
Annual Return 2004	5.49%
Annual Return 2005	2.59%
Annual Return 2006	5.28%
Annual Return 2007	4.39%
Annual Return 2008	(39.05%)
Annual Return 2009	9.61%
Annual Return 2010	11.42%
Annual Return 2011	8.27%
Annual Return 2012	10.29%
(Oppenheimer OVAF Discovery Mid Cap Growth Fund/VA) | Non-Service Shares
Bar Chart Table:
Annual Return 2003	25.59%
Annual Return 2004	19.78%
Annual Return 2005	12.33%
Annual Return 2006	2.96%
Annual Return 2007	6.33%
Annual Return 2008	(49.07%)
Annual Return 2009	32.61%
Annual Return 2010	27.46%
Annual Return 2011	1.09%
Annual Return 2012	16.45%
(Oppenheimer OVAF Equity Income Fund/VA) | Non-Service Shares
Bar Chart Table:
Annual Return 2003	29.00%
Annual Return 2004	14.50%
Annual Return 2005	5.88%
Annual Return 2006	14.03%
Annual Return 2007	5.89%
Annual Return 2008	(36.43%)
Annual Return 2009	45.08%
Annual Return 2010	18.85%
Annual Return 2011	(4.93%)
Annual Return 2012	16.08%
(Oppenheimer OVAF Global Fund/VA) | Non-Service Shares
Bar Chart Table:
Annual Return 2003	43.02%
Annual Return 2004	19.16%
Annual Return 2005	14.31%
Annual Return 2006	17.69%
Annual Return 2007	6.32%
Annual Return 2008	(40.19%)
Annual Return 2009	39.77%
Annual Return 2010	15.96%
Annual Return 2011	(8.29%)
Annual Return 2012	21.27%
(Oppenheimer OVAF Global Strategic Income/VA) | Non-Service Shares
Bar Chart Table:
Annual Return 2003	18.07%
Annual Return 2004	8.67%
Annual Return 2005	2.67%
Annual Return 2006	7.49%
Annual Return 2007	9.69%
Annual Return 2008	(14.21%)
Annual Return 2009	18.83%
Annual Return 2010	14.97%
Annual Return 2011	0.85%
Annual Return 2012	13.53%
(Oppenheimer OVAF Main Street Fund/VA) | Non-Service Shares
Bar Chart Table:
Annual Return 2003	26.72%
Annual Return 2004	9.46%
Annual Return 2005	5.98%
Annual Return 2006	15.03%
Annual Return 2007	4.43%
Annual Return 2008	(38.47%)
Annual Return 2009	28.29%
Annual Return 2010	16.11%
Annual Return 2011	(0.01%)
Annual Return 2012	16.87%
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Non-Service Shares
Bar Chart Table:
Annual Return 2003	44.36%
Annual Return 2004	19.42%
Annual Return 2005	9.92%
Annual Return 2006	15.00%
Annual Return 2007	(1.21%)
Annual Return 2008	(37.83%)
Annual Return 2009	37.20%
Annual Return 2010	23.41%
Annual Return 2011	(2.21%)
Annual Return 2012	17.99%
(Oppenheimer OVAF Money Fund/VA) | Non-Service Shares
Bar Chart Table:
Annual Return 2003	0.79%
Annual Return 2004	0.98%
Annual Return 2005	2.86%
Annual Return 2006	4.71%
Annual Return 2007	4.98%
Annual Return 2008	2.78%
Annual Return 2009	0.32%
Annual Return 2010	0.03%
Annual Return 2011	0.01%
Annual Return 2012	0.01%